Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
Cornerstone Moderately Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA Cornerstone Moderately Conservative Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Cornerstone Moderately Conservative Fund (the Fund) seeks current income with a secondary focus on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement is not continued beyond one year.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities, bonds, money market instruments, and other instruments including derivatives. The Fund has a target asset class allocation of approximately 40% equity securities and 60% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds (ETFs). The Fund may invest in securities issued by domestic or foreign companies. The Fund also may invest in investment-grade and below-investment-grade ("junk" or high-yield) fixed-income securities.

The Fund's investments also include real estate investment trusts (REITs), investments that provide exposure to commodities (such as ETFs or national resources companies), and derivatives, including futures and options. Derivatives may be utilized by the Fund to reduce its volatility over time, to enhance returns, or to provide diversification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of the company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities. In addition, the Fund invests primarily in foreign securities; and there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund because investments in emerging-market countries generally are more volatile than investments in developed markets. Emerging-market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

The Fund may invest in securities of companies of any market capitalization and is subject to mid- and small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Mid- and small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities varying from the highest quality to the very speculative have some degree of credit risk. Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund is subject to the risk that the market value of the bonds in the Fund's portfolio will fluctuate because of changes in interest rates, changes in the supply and demand of fixed-income securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; and conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities designed to track the price performance and yield of a particular securities market index (or sector of an index). ETFs incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the securities held by the underlying ETF. In addition, the Fund will be indirectly exposed to all of the risks associated with the securities held by the ETFs.

The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index, ETF, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund.

The Fund's use of options may result in a loss. When it sells index call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline.

The Fund may invest in leveraged instruments or strategies that use leveraged instruments. Accordingly, the Fund is subject to the risk associated with securities or practices that multiply small price movements into large changes in value. The Fund may experience leveraging risk in connection with its investments in derivatives because the Fund's investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging the Fund because it may experience gains or losses not only on its investments in derivatives, but also on the other investments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Liquidity risk is the risk that the Fund's investments generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

There is a risk that the value of the Fund's investment in REITs will decrease because of a decline in real estate values. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT's manager(s); have limited diversification; and may be particularly sensitive to economic downturns or changes in interest rates, real estate values, cash flows of underlying real estate assets, occupancy rates, zoning laws, and tax laws. Because REITs are pooled investment vehicles that incur expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

The Fund may invest in precious metals and minerals companies, which may be affected by sharp price volatility caused by global economic, financial, and political factors.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in higher portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more brokerage commissions than it would without a reallocation policy. In addition, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not have a reallocation policy.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception. The table shows how the average annual total returns of the Fund for the periods indicated compared to those of the Fund's benchmark index and an additional broad-based securities market index with investment characteristics similar to the Fund. Performance reflects any expense limitations in effect during the periods shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund's most current performance information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception. The table shows how the average annual total returns of the Fund for the periods indicated compared to those of the Fund's benchmark index and an additional broad-based securities market index with investment characteristics similar to the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722) or (210) 531-8722
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31 *Fund began operations on June 8, 2012
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.66%	December 31, 2013
Lowest Quarter Return	-4.58%	September 30, 2015
Year-to-Date Return	4.38%	June 30, 2016

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Cornerstone Moderately Conservative Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%	[1]
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	631
10 Years	rr_ExpenseExampleYear10	$ 1,415
2013*	rr_AnnualReturn2013	7.47%
2014	rr_AnnualReturn2014	4.51%
2015	rr_AnnualReturn2015	(4.02%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.58%)
Cornerstone Moderately Conservative Fund | Return Before Taxes | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2012
Cornerstone Moderately Conservative Fund | Return After Taxes on Distributions | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Cornerstone Moderately Conservative Fund | Return After Taxes on Distributions and Sale of Fund Shares | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Cornerstone Moderately Conservative Fund | Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2012
Cornerstone Moderately Conservative Fund | Cornerstone Moderately Conservative Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.32%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2012	[3]

[1]	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The Investment Adviser has agreed, through September 30, 2017 , to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Fund's average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after September 30, 2017.
[3]	The Cornerstone Moderately Conservative Composite Index is a combination of unmanaged indexes representing the Fund's model allocation, and consists of the MSCI USA Investable Market Index (IMI) Gross (23%), the MSCI ACWI ex USA IMI Net (15%), the Barclays U.S. Universal Index (58%), the Bloomberg Commodity Index Total Return (1%), the MSCI U.S. Real Estate Investment Trust (REIT) Index Gross (1%), and the Barclays U.S. Treasury - Bills (1-3M) (2%). The performance of the Cornerstone Moderately Conservative Composite Index is calculated from the end of the month, May 31, 2012, while the inception date of the Fund is June 8, 2012. There might be a slight variation of performance numbers because of the difference.